Lease (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Sales-type lease income
Sales-type lease income recognized consists of the following:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Financing income	83,127,614	89,872,562	45,993,173	7,048,762
Sales income	1,359,261,392	89,150,614	—	—

Summary of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under
non-cancelable
operating leases agreements consist of the following as of December 31, 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Year ending December 31,
1 year (Including 1 year)	23,907,380	35,896,070	5,501,313
1 year to 2 years (Including 2 years)	18,844,937	18,750,779	2,873,683
2 years to 3 years (Including 3 years)	4,388,769	13,526,508	2,073,028
Over 3 years	—	62,078,863	9,514,002

Total lease payment	47,141,086	130,252,220	19,962,026

Less: imputed interest	3,528,058	26,252,614	4,023,389

Present value of lease liabilities	43,613,028	103,999,606	15,938,637

Summary of Operating Lease Supplemental Cash Flow Information
Supplemental lease cash flow disclosures

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Operating cash flows used in operating leases	26,788,051	35,186,647	5,392,590
ROU assets obtained in exchange for new operating lease liabilities	22,606,871	91,183,002	13,974,406